Document And Entity Information	6 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Entity Central Index Key	0002017579
Document Type	N-CSRS
Entity Registrant Name	Privacore PCAAM Alternative Income Fund
Document Period End Date	Sep. 30, 2025
Amendment Flag	false